Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

5.      Property and Equipment

Property and equipment consist of the following (in thousands):

	June 30, 2024	December 31, 2023
Charging station equipment	$1,206	$649
Leasehold improvements	151	151
Tools and plant equipment	—	2,715
Office equipment	—	318
Software	1,059	860
Vehicles	—	70
Total property and equipment excluding construction in progress	2,416	4,763
Less: Impairment of property and equipment	(43)	—
Less: Accumulated depreciation and amortization	(394)	(898)
Property and equipment excluding construction in progress, net	1,979	3,865
Charging station equipment and charging site construction in progress	99	—
Property and equipment, net	$2,078	$3,865

Depreciation and amortization expense was $0.25 million and $0.52 million for the three and six months ended June 30, 2024, respectively of which $0.23 million and $0.48 million, respectively, was recorded to general and administrative expense, and $0.02 million and $0.04 million, respectively, was expensed to cost of revenue. Depreciation and amortization expense was $0.16 million and $0.30 million for the three and six months ended June 30, 2023, respectively, all of which was recorded to general and administrative expense.

The Company recorded impairment charges for leasehold improvements classified as property and equipment of $0.04 million for the three and six months ended June 30, 2024. See Note 11 — Leases for additional information.

4.      Property and Equipment

Property and equipment consist of the following (in thousands):

	As of December 31,
	2023	2022
Charging station equipment	$649	$—
Leasehold improvements	151	261
Tools and plant equipment	2,715	2,354
Office equipment	318	114
Software	860	—
Vehicles	70	70
Total property and equipment excluding construction in progress	4,763	2,799
Less: accumulated depreciation and amortization	(898)	(358)
Property and equipment excluding construction in progress, net	3,865	2,441
Charging station equipment construction in progress	—	—
Property and equipment, net	$3,865	$2,441

Depreciation expense for the years ended December 31, 2023 and 2022 was $0.6 million and $0.3 million, respectively, of which a nominal amount was capitalized to cost of revenue during the year ended December 31, 2023. No depreciation was capitalized to cost of revenue during the year ended December 31, 2022.

The Company capitalized internal use software costs of approximately $0.9 million during the year ended December 31, 2023, which is included in software in the table above and is primarily related to payroll and payroll-related costs for employees who are directly devoted time to the development of software products for internal use. No internal use software costs were capitalized during the year ended December 31, 2022.